CARES Act - Additional Information (Detail) - USD ($)	1 Months Ended
	Dec. 31, 2020	Apr. 30, 2020
Coronavirus Aid Relief And Economic Security Act [Line Items]
Accrued payroll taxes	$ 1,346,088
Grant [Member] | Akumin Inc [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Proceeds from contributions from government		$ 1,100,000
Additional contributions received from government	4,100,000
Coronavirus Aid Relief And Economic Security Act [Member] | Social Security Tax [Member] | Accounts Payable and Accrued Liabilities [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Accrued payroll taxes	1,300,000
Coronavirus Aid Relief And Economic Security Act [Member] | Social Security Tax [Member] | Accrued Payroll Taxes [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Accrued payroll taxes	$ 2,700,000
Centers For Medicare And Medicaid Service [Member] | Expanded Accelerated And Advance Payments Program [Member] | Akumin Inc [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Amount received as accelerated medicare payments		$ 3,100,000